Shareholder Report, Line Graph (Details) 192066_Kurv Yield Premium Strategy Netflix -NFLX- ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	May 31, 2025	May 31, 2024	Oct. 26, 2023	May 31, 2026
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Kurv Yield Premium Strategy Netflix (NFLX) ETF NAV
Accumulated Value	$ 22,238	$ 13,857	$ 10,000	$ 14,851
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	$ 14,615	$ 12,874	$ 10,000	$ 18,967